Business Segment And Geographic Information (Schedule Of Segment Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Segment Reporting Information [Line Items]
Consolidated total assets	¥ 19,389,699	¥ 19,665,596	¥ 18,939,055
Regional Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	7,456,797	7,659,004	7,642,212
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	1,770,522	1,770,589	1,315,930
Mobile Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	7,090,883	6,945,024	6,905,750
Data Communications Business
Segment Reporting Information [Line Items]
Consolidated total assets	1,515,686	1,502,352	1,324,508
Other Business Segment
Segment Reporting Information [Line Items]
Consolidated total assets	9,924,722	10,009,775	9,901,694
Total Segment Assets
Segment Reporting Information [Line Items]
Consolidated total assets	27,758,610	27,886,744	27,090,094
Elimination
Segment Reporting Information [Line Items]
Consolidated total assets	¥ (8,368,911)	¥ (8,221,148)	¥ (8,151,039)